Supplemental Cash Flow Information	3 Months Ended	12 Months Ended
	Jun. 30, 2024	Mar. 31, 2024
Supplemental Cash Flow Elements [Abstract]
Supplemental Cash Flow Information

18. Supplemental Cash Flow Information

Cash paid for taxes for the three months ended June 30, 2024 and 2023 was de minimis. Cash paid for interest for the three months ended June 30, 2024 and 2023, was $1.0 million and nil, respectively.

Supplemental disclosure of noncash investing and financing activities include:

Three Months Ended June 30, 2024:

–	$4.4 million accrual for BCH Preferred A.0 guaranteed payment.
–	$0.9 million settlement of liability for issuance of Class A common stock.
–	$0.2 million of distributions payable to the Charitable Beneficiaries.

Three Months Ended June 30, 2023:

–	$793.4 million conversion of BCG Class A common units for Class A common stock.
–	$791.9 million conversion of BCG Preferred B.2 for Class A common stock.
–	$193.9 million exchange of BCH Preferred A.1 for Class A common stock and Class B common stock in BCG Recapitalization.
–	$6.9 million deemed dividend from BCH Preferred A.1 to BCG Preferred B.2 for accrual of preferred return.
–	$5.3 million issuance of Class A common for transactions closing post de-SPAC.
–	$4.1 million accrual for BCH Preferred A.0 guaranteed payment.
–	$3.9 million conversion of BCH Class S Ordinary to Class A common stock.
–	$2.7 million settlement of liability for issuance of Class A common stock.
–	$0.3 million of distributions payable to the Charitable Beneficiaries.

The following table provides a reconciliation of cash, cash equivalents and restricted cash reported within the consolidated statements of financial condition and that are shown in the consolidated statements of cash flows:

	June 30, 2024	March 31, 2024
Cash and cash equivalents	$4,399	$7,913
Restricted cash	314	64
Total cash, cash equivalents and restricted cash	$4,713	$7,977

21. Supplemental Cash Flow Information

Cash paid for taxes for the years ended March 31, 2024 and 2023, was $0.8 million and de minimis, respectively. Cash paid for interest for the years ended March 31, 2024 and 2023, was $1.1 million and $8.7 million, respectively.

Supplemental disclosure of noncash investing and financing activities include:

Year Ended March 31, 2024:

–	$793.4 million conversion of BCG Class A common units for Class A common stock.
–	$791.9 million conversion of BCG Preferred B.2 for Class A common stock.
–	$205.8 million conversion of BCH Preferred C for Class A common stock.
–	$193.9 million exchange of BCH Preferred A.1 for Class A common stock and Class B common stock in BCG Recapitalization.
–	$56.7 million transfer of alternative assets for settlement of the Customer ExAlt Trust loan payable.
–	$38.7 million issuance of Series B preferred stock in connection with recent financings.
–	$16.8 million accrual for BCH Preferred A.0 guaranteed payment.
–	$6.9 million deemed dividend from BCH Preferred A.1 to BCG Preferred B.2 for accrual of preferred return.
–	$5.3 million issuance of Class A common for recent financings.
–	$4.5 million settlement of liability for issuance of Class A common stock.
–	$3.9 million conversion of BCH Class S Ordinary to Class A common stock.
–	$1.1 million noncash issuance of noncontrolling interest.
–	$1.2 million of distributions payable to the Charitable Beneficiaries.

Year Ended March 31, 2023:

–	$37.1 million deemed dividend from BCH Preferred A.1 to BCG Preferred B.2 for accrual of preferred return.
–	$20.1 million issuance of BCG Preferred B.2 to satisfy the contingent consideration payable.
–	$15.8 million accrual for BCH Preferred A.0 guaranteed payment.
–	$2.4 million issuance of noncontrolling interest from reserved cash received in a prior period.
–	$1.7 million of distributions payable to the Charitable Beneficiaries.
–	$1.4 million promissory note receivable received as consideration in sale of fixed assets.
–	$1.1 million exchange of BCH Preferred A.0 for BCH Preferred A.1.
–	$0.3 million noncash issuance of noncontrolling interest.

The following table provides a reconciliation of cash, cash equivalents and restricted cash reported within the consolidated statements of financial condition and that are shown in the consolidated statements of cash flows:

	March 31, 2024	March 31, 2023
Cash and cash equivalents	$7,913	$8,726
Restricted cash	64	819
Total cash, cash equivalents and restricted cash	$7,977	$9,545